Share capital - Narrative (Details) $ in Thousands			1 Months Ended	7 Months Ended		12 Months Ended
	Mar. 21, 2025	Mar. 22, 2024	Apr. 30, 2025 USD ($) shares	Feb. 28, 2025 shares	Feb. 29, 2024 shares	Apr. 04, 2026 shares	Mar. 31, 2025 USD ($) vote shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)							146,399,347	153,547,616
Percentage of average daily trading volume				25.00%	25.00%
Shares repurchased and cancelled | $							$ 132,317	$ 0
Subordinate voting shares
Disclosure of classes of share capital [table]
Votes per share (in votes per share) | vote							1
Number of shares approved to repurchase for cancellation (in shares)							9,722,677
Percentage of the company's subordinate voting shares	10.00%	10.00%
Maximum number of shares approved to repurchase for cancellation per day (in shares)					165,177
Average daily trading volume (in shares)				614,018	660,709
Subordinate voting shares | Major ordinary share transactions
Disclosure of classes of share capital [table]
Number of shares approved to repurchase for cancellation (in shares)						9,013,953
Maximum number of shares approved to repurchase for cancellation per day (in shares)				153,504
Issued and Outstanding Shares
Disclosure of classes of share capital [table]
Issued common shares (in shares)							146,399,347	153,547,616	151,170,305
Outstanding common shares (in shares)							146,399,347	153,547,616	151,170,305
Number of shares increase (decrease) through treasury share transactions (in shares)							9,722,677	0
Shares repurchased and cancelled | $							$ 134,193
Issued and Outstanding Shares | Automatic Share Purchase Plan (ASPP)
Disclosure of classes of share capital [table]
Number of shares increase (decrease) through treasury share transactions (in shares)							7,048,751
Shares repurchased and cancelled | $							$ 92,355
Issued and Outstanding Shares | Automatic Share Purchase Plan (ASPP) | Major ordinary share transactions
Disclosure of classes of share capital [table]
Number of shares increase (decrease) through treasury share transactions (in shares)			9,013,953
Shares repurchased and cancelled | $			$ 84,362